Schedule of Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Revenues Schedule Of Revenues 1		250,854
Revenues Schedule Of Revenues 2		317,889
Revenues Schedule Of Revenues 3		372,912
Revenues Schedule Of Revenues 4	59,857
Revenues Schedule Of Revenues 5		128,717
Revenues Schedule Of Revenues 6		164,839
Revenues Schedule Of Revenues 7		210,391
Revenues Schedule Of Revenues 8	33,770
Revenues Schedule Of Revenues 9		5,358
Revenues Schedule Of Revenues 10		5,229
Revenues Schedule Of Revenues 11		4,649
Revenues Schedule Of Revenues 12	746
Revenues Schedule Of Revenues 13		2,041
Revenues Schedule Of Revenues 14		2,788
Revenues Schedule Of Revenues 15		2,963
Revenues Schedule Of Revenues 16	476
Revenues Schedule Of Revenues 17		17,187
Revenues Schedule Of Revenues 18		24,859
Revenues Schedule Of Revenues 19		34,268
Revenues Schedule Of Revenues 20	5,500
Revenues Schedule Of Revenues 21		12,211
Revenues Schedule Of Revenues 22		23,890
Revenues Schedule Of Revenues 23		40,040
Revenues Schedule Of Revenues 24	6,427
Revenues Schedule Of Revenues 25		2,260
Revenues Schedule Of Revenues 26		2,120
Revenues Schedule Of Revenues 27		4,725
Revenues Schedule Of Revenues 28	758
Revenues Schedule Of Revenues 29		418,628
Revenues Schedule Of Revenues 30		541,614
Revenues Schedule Of Revenues 31		669,948
Revenues Schedule Of Revenues 32	$ 107,534